13FCONP NON-PUBLIC

28-2610

5/17/99

RECD S.E.C.

MAY 1 5 1996

073

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96 18 8022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC USE ONLY

AMENDED FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

CONFIDENTIAL TREATMENT EXPIRED AND/OR DENIED

Report for the Calendar Year or Quarter Ended March 31, 1993

(Please read instructions before preparing form.)

If amended report check here [XX]

RBS Partners, L.P.
Name of Institutional Investment Manager

1 Lafayette Place — Greenwich — Connecticut 06830
Business Address (Street) (City) (State) (Zip)

E.J. Bird (203) 861-4600 Vice-President of General Partner
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of Connecticut on the 13th day of May, 1996

RBS Partners, L.P.
(Name of Institutional Investment Manager)

EJ Bird Vice Pres. of General Partner
(Manual Signature of Person Duly Authorized to Submit This Report)

PROCESSED
NOV 0 1 2004
THOMSON FINANCIAL

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1. NONE		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

SEC 1685 (7-88)

FORM 13F

C-O-N-F-I-D-E-N-T-I-A-L

(SEC USE ONLY)

Name of Reporting Manager RBS Partners, L.P.

Item 1:	Item 2:	Item 3:	Item 4:	Item 5:		Item 6: Investment Discretion			Item 7:	Item 8: Voting Authority (Shares)		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value	Shares or Principal Amount		(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
American Express Co	Common	025816-10-9	27,000,000	1,000,000		1,000,000				1,000,000		
Federal Home Ln Mtg Corp	Common	313400-30-1	53,198,000	1,061,300		1,061,300				1,061,300		
Fund Amem Enterprises Hldgs	Common	360768-10-5	37,976,000	471,700		471,700				471,700		
Wells Fargo & Co	Common	949740-10-4	47,795,000	440,000		440,000				440,000		
COLUMN TOTALS			165,969,000									